Comprehensive Income - Summary of Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 29, 2017	Jul. 30, 2016	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Changes	$ (268)	$ (103)	$ (136)	$ (77)	$ 65	$ (120)	$ 80
Accumulated Net Gain (Loss) from Derivative Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			(20)	58	58
Changes			(448)	(261)
Ending balance	(468)	(203)	(468)	(203)	(20)	58
Other [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			57	(84)	(84)
Changes			170	184	143	(163)	24
Ending balance	227	100	227	100	57	(84)
AOCI Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			39	(26)	(26)
Changes			(136)	(77)	65	(120)	$ 80
Ending balance	(97)	$ (103)	(97)	$ (103)	39	$ (26)
Translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			2
Changes			142
Ending balance	$ 144		$ 144		$ 2